Financial risk review - Schedule of Bank's Interest Rate Gap Position (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Securities - principal	$ 1,201,930	$ 1,022,131
Gross balance	8,375,172	7,195,567
Liabilities
Securities sold under repurchase agreements	(212,931)	(310,197)	$ (300,498)
Borrowings and debt	(4,352,316)	(4,351,988)	$ (4,416,511)	$ (3,304,178)
Interest rate and foreign exchange risk
Assets
Cash and due from banks	1,963,838	2,047,452
Securities - principal	1,189,325	1,011,368
Gross balance	8,375,172	7,195,567
Total	11,528,335	10,254,387
Liabilities
Demand deposits and time deposits	(5,412,724)	(4,408,149)
Securities sold under repurchase agreements	(212,931)	(310,197)
Borrowings and debt	(4,352,316)	(4,351,988)
Total	(9,977,971)	(9,070,334)
Net effect of derivative financial instruments held for interest risk management	(119,390)	127,733
Total interest rate sensitivity	1,430,974	1,311,786
Interest rate risk | Up to 3 months
Assets
Cash and due from banks	1,940,840	2,044,103
Securities - principal	83,294	14,169
Gross balance	5,053,040	4,292,324
Total	7,077,174	6,350,596
Liabilities
Demand deposits and time deposits	(4,404,015)	(3,553,774)
Securities sold under repurchase agreements	(133,898)	(310,197)
Borrowings and debt	(2,932,280)	(2,653,379)
Total	(7,470,193)	(6,517,350)
Net effect of derivative financial instruments held for interest risk management	(8,159)	(3,485)
Total interest rate sensitivity	(401,178)	(170,239)
Interest rate risk | 3 to 6 months
Assets
Cash and due from banks	5,000	0
Securities - principal	64,955	60,256
Gross balance	2,025,688	1,699,301
Total	2,095,643	1,759,557
Liabilities
Demand deposits and time deposits	(645,546)	(442,338)
Securities sold under repurchase agreements	0	0
Borrowings and debt	(801,575)	(381,795)
Total	(1,447,121)	(824,133)
Net effect of derivative financial instruments held for interest risk management	9,414	3,790
Total interest rate sensitivity	657,936	939,214
Interest rate risk | 6 months to 1 year
Assets
Cash and due from banks	15,000	0
Securities - principal	104,954	82,951
Gross balance	1,039,106	915,143
Total	1,159,060	998,094
Liabilities
Demand deposits and time deposits	(336,377)	(342,686)
Securities sold under repurchase agreements	(58,636)	0
Borrowings and debt	(460,355)	(483,731)
Total	(855,368)	(826,417)
Net effect of derivative financial instruments held for interest risk management	(242)	47,134
Total interest rate sensitivity	303,450	218,811
Interest rate risk | 1 to 5 years
Assets
Cash and due from banks	0	0
Securities - principal	907,612	824,836
Gross balance	248,045	280,005
Total	1,155,657	1,104,841
Liabilities
Demand deposits and time deposits	(24,130)	(59,029)
Securities sold under repurchase agreements	(20,397)	0
Borrowings and debt	(158,106)	(818,947)
Total	(202,633)	(877,976)
Net effect of derivative financial instruments held for interest risk management	(119,018)	78,855
Total interest rate sensitivity	834,006	305,720
Interest rate risk | More than 5 years
Assets
Cash and due from banks	0	0
Securities - principal	28,510	29,156
Gross balance	9,293	8,794
Total	37,803	37,950
Liabilities
Demand deposits and time deposits	0	0
Securities sold under repurchase agreements	0	0
Borrowings and debt	0	(14,136)
Total	0	(14,136)
Net effect of derivative financial instruments held for interest risk management	(1,385)	1,439
Total interest rate sensitivity	36,418	25,253
Without interest rate risk
Assets
Cash and due from banks	2,998	3,349
Securities - principal	0	0
Gross balance	0	0
Total	2,998	3,349
Liabilities
Demand deposits and time deposits	(2,656)	(10,322)
Securities sold under repurchase agreements	0	0
Borrowings and debt	0	0
Total	(2,656)	(10,322)
Net effect of derivative financial instruments held for interest risk management	0	0
Total interest rate sensitivity	$ 342	$ (6,973)